COMMITMENTS AND CONTINGENCIES - Contingencies and Guarantees (Details) € in Thousands					1 Months Ended	12 Months Ended
	Dec. 13, 2023 USD ($) CNY (¥)	Aug. 17, 2023 item	Jun. 17, 2022 USD ($) MWh	Sep. 28, 2020 EUR (€)	Jun. 30, 2023 USD ($) CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 15, 2023 USD ($)	Dec. 15, 2023 CNY (¥)	Mar. 10, 2023 USD ($)
HRD
Contingencies [Line Items]
Number of supplied solar modules inherently defective and constitutes breach of obligations | item		365,000
Amount of claim						$ 38,564,987,000	¥ 273,000,000
HRD | Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")
Contingencies [Line Items]
Percentage of interest on damages						5.33%	5.33%
Loss contingency accrual | ¥							¥ 180,000,000
Maximum | HRD
Contingencies [Line Items]
Expected period for final award determining remedies and compensation to be issued		2 years
Minimum | HRD
Contingencies [Line Items]
Expected period for final award determining remedies and compensation to be issued		1 year
Jiangxi Jinko
Contingencies [Line Items]
Supply agreement amount			$ 363,300,000
Construction installation electric power energy capacity | MWh			32
Plant defective modules in amount			$ 14,100,000
Owner of the plant in the amount			14,600,000
Total of plant and interest and costs			$ 392,000,000.0
Invoice amount failed to pay by the Indian customer										$ 5,300,000
Payments for legal settlements	$ 30,540,793.40
Additional number of megawatts under supply agreement | ¥	32
Settlement of liabilities, Current								$ 30,500,000	¥ 216,000,000
Payments for Legal Settlements	$ 30,540,793.40
Case Against Hanwha Q CELLS GmbH
Contingencies [Line Items]
Maximum imposition of penalties | €				€ 250,000
Sales Contract, Settlement Agreement With Spanish Customer [Member] | Jiangxi Jinko
Contingencies [Line Items]
Number of megawatts PV modules involved | ¥					325
Rebate amount in relation to the goods to be purchas					$ 8,500,000